UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Cardinal Small Cap Value Fund
A series of The Advisors’ Inner Circle Fund II

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACI WORLDWIDE, INC.
Security ID: 004498101
Ticker: ACIW
Meeting Date: 01-Jun-23
Meeting Type: Annual
1	Election of Director: Janet O. Estep	Management	For	Voted - For
2	Election of Director: James C. Hale III	Management	For	Voted - For
3	Election of Director: Mary P. Harman	Management	For	Voted - For
4	Election of Director: Charles E. Peters, Jr.	Management	For	Voted - For
5	Election of Director: Adalio T. Sanchez	Management	For	Voted - For
6	Election of Director: Thomas W. Warsop III	Management	For	Voted - For
7	Election of Director: Samir M. Zabaneh	Management	For	Voted - For
8	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
9	To conduct an advisory vote to approve named executive officer compensation.	Management	For	Voted - For
10	To conduct an advisory vote on the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
11	To approve the amendment and restatement of the ACI Worldwide, Inc. 2020 Equity and Incentive Compensation Plan.	Management	For	Voted - For
BGC PARTNERS, INC.
Security ID: 05541T101
Ticker: BGCP
Meeting Date: 30-Dec-22
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - Withheld
2	Approval of the ratification of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for fiscal year 2022.	Management	For	Voted - For
3	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - Against
Meeting Date: 28-Jun-23
Meeting Type: Consent
1
To adopt the Corporate Conversion Agreement, dated as of November 15, 2022, as amended on March 29, 2023, by and among BGC Partners, Inc., BGC Holdings, L.P., BGC Partners GP, LLC, BGC Group, Inc., BGC Partners II, Inc., BGC Partners II, LLC, BGC Holdings Merger Sub, LLC and Cantor Fitzgerald, L.P., as further described in the consent solicitation statement/prospectus.
	Management	For	Voted - For
2
To approve the assumption by BGC Group, Inc. of the Eighth Amended and Restated BGC Partners, Inc. Long-Term Incentive Plan, as amended and restated as the BGC Group, Inc. Long-Term Incentive Plan, as further described in the consent solicitation statement/prospectus.
	Management	For	Voted - Against

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	To approve a provision that the number of authorized shares of BGC Group Class A common stock shall be 1,500,000,000.	Management	For	Voted - Against
4	To approve a provision that the number of authorized shares of BGC Group Class B common stock shall be 300,000,000.	Management	For	Voted - Against
5	To approve a provision providing for exculpation to officers of BGC Group pursuant to Section 102(b)(7) of the Delaware General Corporation Law.	Management	For	Voted - For
6	To approve a provision providing that Delaware courts shall be the exclusive forum for certain matters.	Management	For	Voted - For
BWX TECHNOLOGIES, INC.
Security ID: 05605H100
Ticker: BWXT
Meeting Date: 03-May-23
Meeting Type: Annual
1	Election of Director to hold office until 2024: Jan A. Bertsch	Management	For	Voted - For
2	Election of Director to hold office until 2024: Gerhard F. Burbach	Management	For	Voted - For
3	Election of Director to hold office until 2024: Rex D. Geveden	Management	For	Voted - For
4	Election of Director to hold office until 2024: James M. Jaska	Management	For	Voted - For
5	Election of Director to hold office until 2024: Kenneth J. Krieg	Management	For	Voted - For
6	Election of Director to hold office until 2024: Leland D. Melvin	Management	For	Voted - For
7	Election of Director to hold office until 2024: Robert L. Nardelli	Management	For	Voted - For
8	Election of Director to hold office until 2024: Barbara A. Niland	Management	For	Voted - For
9	Election of Director to hold office until 2024: John M. Richardson	Management	For	Voted - For
10	Advisory vote on compensation of our Named Executive Officers.	Management	For	Voted - For
11	Advisory vote on the frequency of the advisory vote on the compensation of our Named Executive Officers.	Management	1 Year	Voted - 1 Year
12	Ratification of Appointment of Independent Registered Public Accounting Firm for the year ending December 31, 2023.	Management	For	Voted - For
CBIZ, INC.
Security ID: 124805102
Ticker: CBZ
Meeting Date: 10-May-23
Meeting Type: Annual
1	Election of Director: Richard T. Marabito	Management	For	Voted - For
2	Election of Director: Rodney A. Young	Management	For	Voted - For
3	Election of Director: Benaree Pratt Wiley	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4	To ratify KPMG, LLP as CBIZ's independent registered public accounting firm.	Management	For	Voted - For
5	To conduct an advisory vote approving named executive officer compensation.	Management	For	Voted - For
6	To conduct an advisory vote on the frequency of an advisory vote on compensation.	Management	1 Year	Voted - 1 Year
7	To adopt an amendment to the 2019 CBIZ, Inc. Omnibus Incentive Plan.	Management	For	Voted - For
COLUMBIA BANKING SYSTEM,INC.
Security ID: 197236102
Ticker: COLB
Meeting Date: 18-May-23
Meeting Type: Annual
1	Election of Director: Cort L. O'Haver	Management	For	Voted - For
2	Election of Director: Craig D. Eerkes	Management	For	Voted - For
3	Election of Director: Mark A. Finkelstein	Management	For	Voted - For
4	Election of Director: Eric S. Forrest	Management	For	Voted - For
5	Election of Director: Peggy Y. Fowler	Management	For	Voted - For
6	Election of Director: Randal L. Lund	Management	For	Voted - For
7	Election of Director: Luis F. Machuca	Management	For	Voted - For
8	Election of Director: S. Mae Fujita Numata	Management	For	Voted - For
9	Election of Director: Maria M. Pope	Management	For	Voted - For
10	Election of Director: John F. Schultz	Management	For	Voted - For
11	Election of Director: Elizabeth W. Seaton	Management	For	Voted - For
12	Election of Director: Clint E. Stein	Management	For	Voted - For
13	Election of Director: Hilliard C. Terry, III	Management	For	Voted - For
14	Election of Director: Anddria Varnado	Management	For	Voted - For
15	To vote on an advisory (non-binding) resolution to approve the compensation of Columbia's named executive officers.	Management	For	Voted - For
16	To vote on the frequency (either one, two or three years) of future shareholder votes on an advisory (non-binding) resolution on executive compensation.	Management	1 Year	Voted - 1 Year
17	To vote on an advisory (non-binding) resolution to appoint Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year ending December 31, 2023.	Management	For	Voted - For
COMMUNITY HEALTHCARE TRUST INCORPORATED
Security ID: 20369C106
Ticker: CHCT
Meeting Date: 04-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2
To approve, on a non-binding advisory basis, the following resolutions: RESOLVED, that the stockholders of Community Healthcare Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to Item 402 of Regulation S-K in the Company's proxy statement for the 2023 annual meeting of stockholders.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	To ratify the appointment of BDO USA, LLP as the Company's independent registered public accountants for 2023.	Management	For	Voted - For
CONSENSUS CLOUD SOLUTIONS, INC.
Security ID: 20848V105
Ticker: CCSI
Meeting Date: 15-Jun-23
Meeting Type: Annual
1	Election of Director: Elaine Healy	Management	For	Voted - For
2	Election of Director: Stephen Ross	Management	For	Voted - For
3	To ratify the appointment of BDO USA, LLP to serve as the Company's independent auditors for fiscal 2023.	Management	For	Voted - For
4	Approve on a non-binding, advisory basis, the frequency of future non-binding, advisory votes to approve the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
DT MIDSTREAM, INC.
Security ID: 23345M107
Ticker: DTM
Meeting Date: 05-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal year ending December 31, 2023.	Management	For	Voted - For
3	To approve, on an advisory (non-binding) basis, the compensation of the Company's Named Executive Officers.	Management	For	Voted - For
ENOVIS CORPORATION
Security ID: 194014502
Ticker: ENOV
Meeting Date: 16-May-23
Meeting Type: Annual
1	Election of Director: Matthew L. Trerotola	Management	For	Voted - For
2	Election of Director: Barbara W. Bodem	Management	For	Voted - For
3	Election of Director: Liam J. Kelly	Management	For	Voted - For
4	Election of Director: Angela S. Lalor	Management	For	Voted - For
5	Election of Director: Philip A. Okala	Management	For	Voted - For
6	Election of Director: Christine Ortiz	Management	For	Voted - For
7	Election of Director: A. Clayton Perfall	Management	For	Voted - For
8	Election of Director: Brady Shirley	Management	For	Voted - For
9	Election of Director: Rajiv Vinnakota	Management	For	Voted - For
10	Election of Director: Sharon Wienbar	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
12	To approve on an advisory basis the compensation of our named executive officers.	Management	For	Voted - For
13	Advisory vote on the frequency of future advisory votes to approve the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
14	To approve the Enovis Corporation 2023 Non-Qualified Stock Purchase Plan.	Management	For	Voted - For
EQUITY COMMONWEALTH
Security ID: 294628102
Ticker: EQC
Meeting Date: 13-Jun-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	To approve, on a non-binding advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
3	To select, on a non-binding advisory basis, the frequency with which the advisory vote on executive compensation should be held.	Management	1 Year	Voted - 1 Year
4	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5	To approve the amendment to our 2015 Omnibus Incentive Plan.	Management	For	Voted - For
ESAB CORPORATION
Security ID: 29605J106
Ticker: ESAB
Meeting Date: 11-May-23
Meeting Type: Annual
1	Election of Class I Director: Mitchell P. Rales	Management	For	Voted - For
2	Election of Class I Director: Stephanie M. Phillipps	Management	For	Voted - For
3	Election of Class I Director: Didier Teirlinck	Management	For	Voted - For
4	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5	To approve on an advisory basis the compensation of our named executive officers.	Management	For	Voted - For
6	To approve on an advisory basis the frequency of stockholder advisory votes to approve the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
ESCO TECHNOLOGIES INC.
Security ID: 296315104
Ticker: ESE
Meeting Date: 03-Feb-23
Meeting Type: Annual
1	Election of Director: Patrick M. Dewar	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	Election of Director: Vinod M. Khilnani	Management	For	Voted - For
3	Election of Director: Robert J. Phillippy	Management	For	Voted - For
4	To approve an extension and certain amendments of the Company's 2018 Omnibus Incentive Plan.	Management	For	Voted - For
5	Say on Pay - an advisory vote to approve the compensation of the Company's executive officers.	Management	For	Voted - For
6	Say on Pay Frequency - an advisory vote on the frequency of the advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
7	To ratify the appointment of the Company's independent registered public accounting firm for the 2023 fiscal year.	Management	For	Voted - For
EVERI HOLDINGS INC.
Security ID: 30034T103
Ticker: EVRI
Meeting Date: 17-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Advisory approval, on a non-binding basis, of the compensation of our named executive officers.	Management	For	Voted - For
3	Advisory vote, on a non-binding basis, on the frequency of future advisory votes on the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
4	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
FB FINANCIAL CORPORATION
Security ID: 30257X104
Ticker: FBK
Meeting Date: 18-May-23
Meeting Type: Annual
1	Election of Director to serve until the 2024 Annual Meeting: J. Jonathan Ayers	Management	For	Voted - For
2	Election of Director to serve until the 2024 Annual Meeting: William F. Carpenter III	Management	For	Voted - For
3	Election of Director to serve until the 2024 Annual Meeting: Agenia W. Clark	Management	For	Voted - For
4	Election of Director to serve until the 2024 Annual Meeting: James W. Cross IV	Management	For	Voted - For
5	Election of Director to serve until the 2024 Annual Meeting: James L. Exum	Management	For	Voted - For
6	Election of Director to serve until the 2024 Annual Meeting: Christopher T. Holmes	Management	For	Voted - For
7	Election of Director to serve until the 2024 Annual Meeting: Orrin H. Ingram	Management	For	Voted - For
8	Election of Director to serve until the 2024 Annual Meeting: Raja J. Jubran	Management	For	Voted - For
9	Election of Director to serve until the 2024 Annual Meeting: C. Wright Pinson	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10	Election of Director to serve until the 2024 Annual Meeting: Emily J. Reynolds	Management	For	Voted - For
11	Election of Director to serve until the 2024 Annual Meeting: Melody J. Sullivan	Management	For	Voted - For
12	To conduct a non-binding, advisory vote on the compensation of our named executive officers.	Management	For	Voted - For
13	Approval of amendments to the Company's amended and restated charter to eliminate supermajority voting standards.	Management	For	Voted - For
14	Ratification of the appointment of Crowe LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
FIRST MERCHANTS CORPORATION
Security ID: 320817109
Ticker: FRME
Meeting Date: 10-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Proposal to approve, on an advisory basis, the compensation of First Merchants Corporation's named executive officers.	Management	For	Voted - For
3	Proposal to ratify the appointment of the firm FORVIS, LLP as the independent auditor for 2023.	Management	For	Voted - For
FORWARD AIR CORPORATION
Security ID: 349853101
Ticker: FWRD
Meeting Date: 09-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company.	Management	For	Voted - For
3	To approve, on a non-binding, advisory basis, the compensation of the named executive officers (the "say on pay vote").	Management	For	Voted - Against
4	To approve, on a non-binding advisory basis, whether future say on pay votes should occur every one, two or three years (the "say on frequency vote").	Management	1 Year	Voted - 1 Year
GXO LOGISTICS, INC.
Security ID: 36262G101
Ticker: GXO
Meeting Date: 24-May-23
Meeting Type: Annual
1	Election of Class II Director for a term to expire at 2025 Annual Meeting: Clare Chatfield (Director Class II - Expiring 2023)	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	Election of Class II Director for a term to expire at 2025 Annual Meeting: Joli Gross (Director Class II - Expiring 2023)	Management	For	Voted - For
3	Election of Class II Director for a term to expire at 2025 Annual Meeting: Jason Papastavrou (Director Class II - Expiring 2023)	Management	For	Voted - For
4	Ratification of the Appointment of our Independent Public Accounting Firm: To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2023.	Management	For	Voted - For
5	Advisory Vote to Approve Executive Compensation: Advisory vote to approve the executive compensation of the company's named executive officers as disclosed in the accompanying Proxy Statement.	Management	For	Voted - For
H.B. FULLER COMPANY
Security ID: 359694106
Ticker: FUL
Meeting Date: 06-Apr-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	The ratification of the appointment of Ernst & Young LLP as H.B. Fuller's independent registered public accounting firm for the fiscal year ending December 2, 2023.	Management	For	Voted - For
3	A non-binding advisory vote to approve the compensation of our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
4	A non-binding advisory vote on the frequency of an advisory vote on executive compensation of our named executive officers as disclosed in the Proxy Statement.	Management	1 Year	Voted - 1 Year
5	Approval of the Second Amendment and Restatement of the H.B. Fuller Company 2020 Master Incentive Plan to increase shares and adopt certain other amendments.	Management	For	Voted - For
INTERDIGITAL, INC.
Security ID: 45867G101
Ticker: IDCC
Meeting Date: 07-Jun-23
Meeting Type: Annual
1	Election of Director: Derek K. Aberle	Management	For	Voted - For
2	Election of Director: Samir Armaly	Management	For	Voted - For
3	Election of Director: Lawrence (Liren) Chen	Management	For	Voted - For
4	Election of Director: Joan H. Gillman	Management	For	Voted - For
5	Election of Director: S. Douglas Hutcheson	Management	For	Voted - For
6	Election of Director: John A. Kritzmacher	Management	For	Voted - For
7	Election of Director: Pierre-Yves Lesaicherre	Management	For	Voted - For
8	Election of Director: John D. Markley, Jr.	Management	For	Voted - For
9	Election of Director: Jean F. Rankin	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10	Advisory resolution to approve executive compensation.	Management	For	Voted - For
11	Advisory vote on frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
12	Ratification of PricewaterhouseCoopers LLP as the independent registered public accounting firm of InterDigital, Inc. for the year ending December 31, 2023.	Management	For	Voted - For
JOHN WILEY & SONS, INC.
Security ID: 968223206
Ticker: WLY
Meeting Date: 29-Sep-22
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Ratification of the appointment of KPMG LLP as independent accountants for the fiscal year ending April 30, 2023.	Management	For	Voted - For
3	Approval, on an advisory basis, of the compensation of the named executive officers.	Management	For	Voted - For
4	To approve the John Wiley & Sons, Inc. 2022 Omnibus Stock and Long-Term Incentive Plan.	Management	For	Voted - For
KAMAN CORPORATION
Security ID: 483548103
Ticker: KAMN
Meeting Date: 19-Apr-23
Meeting Type: Annual
1	Election of Director: Aisha M. Barry	Management	For	Voted - For
2	Election of Director: Scott E. Kuechle	Management	For	Voted - For
3	Election of Director: Michelle J. Lohmeier	Management	For	Voted - For
4	Election of Director: A. William Higgins	Management	For	Voted - For
5	Election of Director: Jennifer M. Pollino	Management	For	Voted - For
6	Election of Director: Niharika T. Ramdev	Management	For	Voted - For
7	Election of Director: Ian K. Walsh	Management	For	Voted - For
8	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
9	Advisory vote on the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
10	Approval of the Second Amended and Restated 2013 Management Incentive Plan.	Management	For	Voted - For
11	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
12	Advisory vote on a shareholder proposal seeking to require shareholder approval of certain termination payments payable to members of senior management.	Shareholder	Against	Voted - Against

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LESLIE'S, INC.
Security ID: 527064109
Ticker: LESL
Meeting Date: 16-Mar-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Ratification of appointment of Ernst & Young LLP as Leslie's, Inc.'s independent registered public accounting firm for 2023.	Management	For	Voted - For
3	Non-binding, advisory vote to approve named executive officer compensation.	Management	For	Voted - For
4
Adoption of Sixth Amended and Restated Certificate of Incorporation of Leslie's, Inc., which declassifies our Board of Directors and deletes certain obsolete provisions from our Certificate of Incorporation.
		Management	For	Voted - For
LIGAND PHARMACEUTICALS INCORPORATED
Security ID: 53220K504
Ticker: LGND
Meeting Date: 09-Jun-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Ratification of Ernst & Young LLP as Ligand's independent registered accounting firm	Management	For	Voted - For
3	Approval, on an advisory basis, of the compensation of the named executive officers	Management	For	Voted - For
4	Approval, on an advisory basis, of whether the stockholder vote to approve the compensation of the named executive officers should occur every one, two or three years	Management	1 Year	Voted - 1 Year
LITHIA MOTORS, INC.
Security ID: 536797103
Ticker: LAD
Meeting Date: 20-Apr-23
Meeting Type: Annual
1	Election of director: Sidney B. DeBoer	Management	For	Voted - For
2	Election of director: Susan O. Cain	Management	For	Voted - For
3	Election of director: Bryan B. DeBoer	Management	For	Voted - For
4	Election of director: James E. Lentz	Management	For	Voted - For
5	Election of director: Shauna F. McIntyre	Management	For	Voted - For
6	Election of director: Louis P. Miramontes	Management	For	Voted - For
7	Election of director: Kenneth E. Roberts	Management	For	Voted - For
8	Election of director: David J. Robino	Management	For	Voted - For
9	Election of director: Stacy C. Loretz-Congdon	Management	For	Voted - For
10	To approve, by an advisory vote, named executive officer compensation.	Management	For	Voted - For
11	To approve, by an advisory vote, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2023.	Management	For	Voted - For
LIVANOVA PLC
Security ID: G5509L101
Ticker: LIVN
Meeting Date: 12-Jun-23
Meeting Type: Annual
1	Election of Director: Francesco Bianchi	Management	For	Voted - For
2	Election of Director: Stacy Enxing Seng	Management	For	Voted - For
3	Election of Director: William Kozy	Management	For	Voted - For
4	Election of Director: Daniel Moore	Management	For	Voted - For
5	Election of Director: Dr. Sharon O'Kane	Management	For	Voted - For
6	Election of Director: Andrea Saia	Management	For	Voted - For
7	Election of Director: Todd Schermerhorn	Management	For	Voted - For
8	Election of Director: Brooke Story	Management	For	Voted - For
9	Election of Director: Peter Wilver	Management	For	Voted - For
10	Ordinary Resolution: To approve, on an advisory basis, the Company's compensation of its named executive officers ("US Say-on-Pay").	Management	For	Voted - For
11
Ordinary Resolution: To ratify the appointment of PricewaterhouseCoopers LLP, a Delaware limited liability partnership ("PwC-US"), as the Company's independent registered public accounting firm for 2023.
		Management	For	Voted - For
12	Ordinary Resolution: To approve the Amended and Restated LivaNova PLC 2022 Incentive Award Plan.	Management	For	Voted - For
13
Ordinary Resolution: To generally and unconditionally authorize the directors, for the purposes of section 551 of the Companies Act 2006 (the "Companies Act") to exercise all powers of the Company to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an aggregate nominal amount of £10,770,848, provided that: (A) (unless previously revoked, varied or renewed by the Company) this authority will expire at the end ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
14
Special Resolution: Subject to the passing of resolution 5 and in accordance with sections 570 and 573 of the Companies Act, to empower the directors generally to allot equity securities (as defined in section 560 of the Companies Act) for cash pursuant to the authority conferred by resolution 5, and/or to sell Ordinary Shares (as defined in section 560 of the Companies Act) held by the Company as treasury shares for cash, in each case as if section 561 of the Companies Act (existing shareholders' ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
15
Ordinary Resolution: To approve, on an advisory basis, the United Kingdom ("UK") directors' remuneration report in the form set out in the Company's UK annual report (the "UK Annual Report") for the period ended December 31, 2022.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

16	Ordinary Resolution: To receive and adopt the Company's audited UK statutory accounts for the year ended December 31, 2022, together with the reports of the directors and auditors thereon.	Management	For	Voted - For
17	Ordinary Resolution: To re-appoint PricewaterhouseCoopers LLP, a limited liability partnership organized under the laws of England ("PwC-UK"), as the Company's UK statutory auditor for 2023.	Management	For	Voted - For
18	Ordinary Resolution: To authorize the directors and/or the Audit and Compliance Committee to determine the remuneration of the Company's UK statutory auditor.	Management	For	Voted - For
MAGNOLIA OIL & GAS CORPORATION
Security ID: 559663109
Ticker: MGY
Meeting Date: 03-May-23
Meeting Type: Annual
1	Election of Director: Christopher G. Stavros	Management	For	Voted - For
2	Election of Director: Arcilia C. Acosta	Management	For	Voted - For
3	Election of Director: Angela M. Busch	Management	For	Voted - For
4	Election of Director: Edward P. Djerejian	Management	For	Voted - For
5	Election of Director: James R. Larson	Management	For	Voted - For
6	Election of Director: Dan F. Smith	Management	For	Voted - For
7	Election of Director: John B. Walker	Management	For	Voted - For
8	Approval of the advisory, non-binding resolution regarding the compensation of our named executive officers for 2022 ("say-on-pay vote")	Management	For	Voted - For
9	Ratification of appointment of KPMG LLP as our independent registered public accounting firm for the 2023 fiscal year	Management	For	Voted - For
MEDICAL PROPERTIES TRUST, INC.
Security ID: 58463J304
Ticker: MPW
Meeting Date: 25-May-23
Meeting Type: Annual
1	Election of Director: Edward K. Aldag, Jr.	Management	For	Voted - For
2	Election of Director: G. Steven Dawson	Management	For	Voted - For
3	Election of Director: R. Steven Hamner	Management	For	Voted - For
4	Election of Director: Caterina A. Mozingo	Management	For	Voted - For
5	Election of Director: Emily W. Murphy	Management	For	Voted - For
6	Election of Director: Elizabeth N. Pitman	Management	For	Voted - For
7	Election of Director: D. Paul Sparks, Jr.	Management	For	Voted - For
8	Election of Director: Michael G. Stewart	Management	For	Voted - For
9	Election of Director: C. Reynolds Thompson, III	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
11	To approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.	Management	For	Voted - Against
12	To recommend, on a non-binding, advisory basis, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
MODIVCARE INC
Security ID: 60783X104
Ticker: MODV
Meeting Date: 13-Jun-23
Meeting Type: Annual
1
To approve an amendment to the Company's Second Amended and Restated Certificate of Incorporation, as amended, to provide for the annual election of directors and eliminate the classified structure of the Board of Directors.
	Management	For	Voted - For
2
Election of Director: David A. Coulter (If stockholders approve Proposal 1, each director nominee, if elected, will hold office for a one-year term expiring at the 2024 Annual Meeting. If stockholders do not approve Proposal 1, each director nominee, if elected, will hold office as a Class 2 director for a three-year term expiring at the 2026 Annual Meeting).
	Management	For	Voted - For
3
Election of Director: Leslie V. Norwalk (If stockholders approve Proposal 1, each director nominee, if elected, will hold office for a one-year term expiring at the 2024 Annual Meeting. If stockholders do not approve Proposal 1, each director nominee, if elected, will hold office as a Class 2 director for a three- year term expiring at the 2026 Annual Meeting).
	Management	For	Voted - For
4
Election of Director: Rahul Samant (If stockholders approve Proposal 1, each director nominee, if elected, will hold office for a one-year term expiring at the 2024 Annual Meeting. If stockholders do not approve Proposal 1, each director nominee, if elected, will hold office as a Class 2 director for a three-year term expiring at the 2026 Annual Meeting).
	Management	For	Voted - For
5
Election of Director: L. Heath Sampson (If stockholders approve Proposal 1, each director nominee, if elected, will hold office for a one-year term expiring at the 2024 Annual Meeting. If stockholders do not approve Proposal 1, each director nominee, if elected, will hold office as a Class 2 director for a three-year term expiring at the 2026 Annual Meeting).
	Management	For	Voted – For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6	A non-binding advisory vote to approve named executive officer compensation.	Management	For	Voted - For
7	A non-binding advisory vote on the frequency of future stockholder advisory votes on named executive officer compensation.	Management	1 Year	Voted - 1 Year
8	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the Company to serve for the 2023 fiscal year.	Management	For	Voted - For
NEWMARK GROUP, INC.
Security ID: 65158N102
Ticker: NMRK
Meeting Date: 28-Sep-22
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Approval of the ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2022.	Management	For	Voted - For
3	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - For
NEXSTAR MEDIA GROUP, INC.
Security ID: 65336K103
Ticker: NXST
Meeting Date: 15-Jun-23
Meeting Type: Annual
1
To approve an amendment to the Company's Amended and Restated Certificate of Incorporation, as amended to date (the "Charter"), to provide for the declassification of the Board of Directors (the "Declassification Amendment").
		Management	For	Voted - For
2	To approve an amendment to the Charter to add a federal forum selection provision.	Management	For	Voted - For
3	To approve an amendment to the Charter to reflect new Delaware law provisions regarding officer exculpation.	Management	For	Voted - For
4	To approve amendments to the Charter to eliminate certain provisions that are no longer effective or applicable.	Management	For	Voted - For
5	Election of Class II Director to serve until the 2024 annual meeting: John R. Muse	Management	For	Voted - For
6	Election of Class II Director to serve until the 2024 annual meeting: I. Martin Pompadur	Management	For	Voted - For
7	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.	Management	For	Voted - For
8	To conduct an advisory vote on the compensation of our Named Executive Officers.	Management	For	Voted - For
9	To conduct an advisory vote on the frequency of future advisory voting on Named Executive Officer compensation.	Management	2 Years	Voted - 1 Year

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10
To consider a stockholder proposal, if properly presented at the meeting, urging the adoption of a policy to require that the Chair of the Board of Directors be an independent director who has not previously served as an executive officer of the Company.
	Shareholder	Against	Voted - Against
OPENLANE, INC.
Security ID: 48238T109
Ticker: KAR
Meeting Date: 02-Jun-23
Meeting Type: Annual
1	Election of Director: Carmel Galvin	Management	For	Voted - For
2	Election of Director: James P. Hallett	Management	For	Voted - For
3	Election of Director: Mark E. Hill	Management	For	Voted - For
4	Election of Director: J. Mark Howell	Management	For	Voted - For
5	Election of Director: Stefan Jacoby	Management	For	Voted - For
6	Election of Director: Peter Kelly	Management	For	Voted - For
7	Election of Director: Michael T. Kestner	Management	For	Voted - For
8	Election of Director: Sanjeev Mehra	Management	For	Voted - For
9	Election of Director: Mary Ellen Smith	Management	For	Voted - For
10	To approve, on an advisory basis, executive compensation.	Management	For	Voted - For
11	To approve, on an advisory basis, the frequency of future votes to approve executive compensation.	Management	1 Year	Voted - 1 Year
12	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
OSI SYSTEMS, INC.
Security ID: 671044105
Ticker: OSIS
Meeting Date: 13-Dec-22
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - Withheld
2	Ratification of the appointment of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2023.	Management	For	Voted - For
3	Advisory vote to approve the Company's named executive officer compensation for the fiscal year ended June 30, 2022.	Management	For	Voted - Against
OXFORD INDUSTRIES, INC.
Security ID: 691497309
Ticker: OXM
Meeting Date: 13-Jun-23
Meeting Type: Annual
1	Election of Class I Director for a three-year term expiring in 2026: Dennis M. Love	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	Election of Class I Director for a three-year term expiring in 2026: Clyde C. Tuggle	Management	For	Voted – For
3	Election of Class I Director for a three-year term expiring in 2026: E. Jenner Wood III	Management	For	Voted - For
4	Election of Class I Director for a three-year term expiring in 2026: Carol B. Yancey	Management	For	Voted - For
5	Ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for fiscal 2023.	Management	For	Voted - For
6	Approve, by a non-binding, advisory vote, the compensation of the Company's named executive officers.	Management	For	Voted - For
7	Recommend, by a non-binding, advisory vote, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
PACIFIC PREMIER BANCORP, INC.
Security ID: 69478X105
Ticker: PPBI
Meeting Date: 22-May-23
Meeting Type: Annual
1	Election of Director: Ayad A. Fargo	Management	For	Voted - For
2	Election of Director: Steven R. Gardner	Management	For	Voted - For
3	Election of Director: Joseph L. Garrett	Management	For	Voted - For
4	Election of Director: Stephanie Hsieh	Management	For	Voted - For
5	Election of Director: Jeffrey C. Jones	Management	For	Voted - For
6	Election of Director: Rose E. McKinney-James	Management	For	Voted - For
7	Election of Director: M. Christian Mitchell	Management	For	Voted - For
8	Election of Director: George M. Pereira	Management	For	Voted - For
9	Election of Director: Barbara S. Polsky	Management	For	Voted - For
10	Election of Director: Zareh H. Sarrafian	Management	For	Voted - For
11	Election of Director: Jaynie M. Studenmund	Management	For	Voted - For
12	Election of Director: Richard C. Thomas	Management	For	Voted - For
13	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	For	Voted - For
14	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2023.	Management	For	Voted - For
PACWEST BANCORP
Security ID: 695263103
Ticker: PACW
Meeting Date: 02-May-23
Meeting Type: Annual
1	Election of Director for a one-year term: Tanya M. Acker	Management	For	Voted - For
2	Election of Director for a one-year term: Paul R. Burke	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	Election of Director for a one-year term: Craig A. Carlson	Management	For	Voted - For
4	Election of Director for a one-year term: John M. Eggemeyer, III	Management	For	Voted - For
5	Election of Director for a one-year term: C. William Hosler	Management	For	Voted - For
6	Election of Director for a one-year term: Polly B. Jessen	Management	For	Voted - For
7	Election of Director for a one-year term: Susan E. Lester	Management	For	Voted - For
8	Election of Director for a one-year term: Roger H. Molvar	Management	For	Voted - For
9	Election of Director for a one-year term: Stephanie B. Mudick	Management	For	Voted - For
10	Election of Director for a one-year term: Paul W. Taylor	Management	For	Voted - For
11	Election of Director for a one-year term: Matthew P. Wagner	Management	For	Voted - For
12	To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers.	Management	For	Voted - For
13	To approve, on a non-binding advisory basis, the frequency of future advisory votes on the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
14	To ratify the appointment of KPMG LLP as the Company's independent auditor for the fiscal year ending December 31, 2023.	Management	For	Voted - For
RUTH'S HOSPITALITY GROUP, INC.
Security ID: 783332109
Ticker: RUTH
Meeting Date: 23-May-23
Meeting Type: Annual
1	Election of Director: Giannella Alvarez	Management	For	Voted - For
2	Election of Director: Mary L. Baglivo	Management	For	Voted - For
3	Election of Director: Carla R. Cooper	Management	For	Voted - For
4	Election of Director: Cheryl J. Henry	Management	For	Voted - For
5	Election of Director: Stephen M. King	Management	For	Voted - For
6	Election of Director: Michael P. O'Donnell	Management	For	Voted - For
7	Election of Director: Marie L. Perry	Management	For	Voted - For
8	Election of Director: Robin P. Selati	Management	For	Voted - For
9	To act on an advisory vote on executive compensation as disclosed in the accompanying proxy statement.	Management	For	Voted - For
10	To conduct an advisory vote on the frequency of future advisory votes on our named executive officer compensation.	Management	1 Year	Voted - 1 Year
11	To ratify the appointment of KPMG as our independent registered public accounting firm for 2023.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SILGAN HOLDINGS INC.
Security ID: 827048109
Ticker: SLGN
Meeting Date: 30-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	To approve the Silgan Holdings Inc. Second Amended and Restated 2004 Stock Incentive Plan.	Management	For	Voted - For
3	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
4	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
5	Advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
SILICON MOTION TECHNOLOGY CORP.
Security ID: 82706C108
Ticker: SIMO
Meeting Date: 31-Aug-22
Meeting Type: Special
1
As a special resolution that (a) the acquisition of the Company by MaxLinear, Inc., a Delaware corporation ("Parent"), including (i) the Agreement and Plan of Merger, dated May 5, 2022 (as it may be amended from time to time, the "Merger Agreement"), by and among Parent, Shark Merger Sub, an exempted company incorporated and existing under the laws of the Cayman Islands and a wholly-owned subsidiary of Parent ("Merger Sub"), and the Company, pursuant to which Merger Sub will merge with and into ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2
If necessary, as an ordinary resolution that the chairman of the extraordinary general meeting be and is hereby instructed to adjourn the extraordinary general meeting in order to allow the Company to solicit additional proxies if there are insufficient votes to approve the Merger Proposal at the time of the extraordinary general meeting.
	Management	For	Voted - For
Meeting Date: 28-Sep-22
Meeting Type: Annual
1	To re-elect Mr. Tsung-Ming Chung and Mr. Han-Ping D. Shieh as the directors of the Company, who retire by rotation pursuant to the Articles.	Management	For	Voted - For
2	To ratify the selection of Deloitte & Touche as independent auditors of the Company for the fiscal year ending on December 31, 2022 and authorize the directors to fix their remuneration.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SPECTRUM BRANDS HOLDINGS, INC.
Security ID: 84790A105
Ticker: SPB
Meeting Date: 09-Aug-22
Meeting Type: Annual
1	Election of Class I Director: Sherianne James	Management	For	Voted - For
2	Election of Class I Director: Leslie L. Campbell	Management	For	Voted - For
3	Election of Class I Director: Joan Chow	Management	For	Voted - For
4	Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.	Management	For	Voted - For
5	To approve, on an advisory basis, the compensation of the Company's executive officers.	Management	For	Voted - For
STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105
Ticker: STWD
Meeting Date: 18-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	The approval, on an advisory basis, of the Company's executive compensation.	Management	For	Voted - For
3	The approval, on an advisory basis, of the frequency of the advisory vote on the Company's executive compensation.	Management	1 Year	Voted - 1 Year
4	The ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the calendar year ending December 31, 2023.	Management	For	Voted - For
VERINT SYSTEMS INC.
Security ID: 92343X100
Ticker: VRNT
Meeting Date: 22-Jun-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Advisory vote to ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the current fiscal year.	Management	For	Voted - For
3	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
4	Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
5	Vote to approve the Verint Systems Inc. 2023 Long-Term Stock Incentive Plan.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

VERRA MOBILITY CORPORATION
Security ID: 92511U102
Ticker: VRRM
Meeting Date: 23-May-23
Meeting Type: Annual
1	DIRECTOR	Management	For	Voted - For
2	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
3	Approve the amendment and restatement of the Company's 2018 Equity Incentive Plan.	Management	For	Voted - For
4	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023.	Management	For	Voted - For
WIDEOPENWEST, INC.
Security ID: 96758W101
Ticker: WOW
Meeting Date: 16-May-23
Meeting Type: Annual
1	Election of Director: Gunjan Bhow	Management	For	Voted - For
2	Election of Director: Jill Bright	Management	For	Voted - For
3	Election of Director: Brian Cassidy	Management	For	Voted - For
4	Ratify the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
5	Approve, by non-binding advisory vote, the Company's executive compensation.	Management	For	Voted - For
6	Approve an amendment to the WideOpenWest, Inc.'s 2017 Omnibus Incentive Plan.	Management	For	Voted - For
ZIFF DAVIS, INC.
Security ID: 48123V102
Ticker: ZD
Meeting Date: 05-May-23
Meeting Type: Annual
1	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: Vivek Shah	Management	For	Voted - For
2	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: Sarah Fay	Management	For	Voted - For
3	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: Trace Harris	Management	For	Voted - For
4	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: W. Brian Kretzmer	Management	For	Voted - For
5	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: Jonathan F. Miller	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6	Election of Director to serve for the ensuing year and until their successors are duly elected and qualified: Scott C. Taylor	Management	For	Voted - For
7	To ratify the appointment of KPMG LLP to serve as Ziff Davis' independent auditors for fiscal year 2023.	Management	For	Voted - For
8	To provide an advisory vote on the compensation of Ziff Davis' named executive officers.	Management	For	Voted - For
9	To approve, in an advisory vote, the frequency of future advisory votes on the compensation of Ziff Davis' named executive officers.	Management	1 Year	Voted - 1 Year

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 2, 2023